Basis of preparation	12 Months Ended
Mar. 31, 2023
Text Block [Abstract]
Basis of preparation
2.	Basis of preparation
Compliance with International Financial Reporting Standards
The consolidated financial statements of Sony have been prepared in accordance with International Financial Reporting Standards (“IFRS”), as issued by the International Accounting Standards Board (“IASB”). The term “IFRS” also includes International Accounting Standards (IASs) and the related interpretations of the interpretations committees (Standard Interpretations Committee (SIC) and International Financial Reporting Interpretations Committee (IFRIC)).
Approval of consolidated financial statements
The consolidated financial statements were approved by Kenichiro Yoshida, Chairman and Chief Executive Officer and Representative Corporate Executive Officer, and Hiroki Totoki, President, Chief Operating Officer and Chief Financial Officer and Representative Corporate Executive Officer, on June 20, 2023.
Basis of measurement
The consolidated financial statements have been prepared on a historical cost basis except for items such as financial instruments measured at fair value as separately described in Note 3.
Functional currency and presentation currency
The consolidated financial statements have been presented in Japanese yen, which is the functional currency of Sony Group Corporation. All financial information presented in Japanese yen has been rounded to the nearest million Japanese yen.
Use of estimates and judgments
The preparation of the consolidated financial statements in accordance with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies, the reported amounts of assets, liabilities, revenues and expenses, and disclosure of contingent assets and liabilities. Actual results could differ from these estimates and assumptions. These estimates and assumptions are reviewed on a continuous basis. Changes in these accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected.
Information about judgments that have been made in the process of applying accounting policies that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Classification of financial instruments (Note 3 I (5))

Information about accounting estimates and assumptions that have significant effects on the amounts reported in the consolidated financial statements is as follows:

•	Fair value of financial instruments (Note 3 I (5) and (15) and Note 5)

•	Impairment of non-financial assets (Note 3 I (10) and Note 12)

•	Measurement of deferred insurance acquisition costs, future insurance policy benefits, and policyholders’ account in the life insurance business (Note 3 I (11) and Note 13)

•	Measurement of film costs and participation and residual liabilities in the Pictures segment (Note 3 I (9) and (12), Note 11, and Note 18)

•	Recoverability of deferred tax assets (Note 3 I (23) and Note 25)

•	Measurement of fair value of assets acquired and liabilities assumed in business combinations (Note 3 I (2) and Note 30)
Change in presentation
Consolidated Statements of Cash Flows
Adjustments for foreign exchange fluctuations related to investments in the Financial Services segment and adjustments for foreign exchange fluctuations related to content assets, which were included in “Other” in cash flows from operating activities in the previous fiscal year, have been reclassified to “Increase in investments and advances in the Financial Services segment” and “Increase in content assets,” respectively, of cash flows from operating activities from the current fiscal year considering the materiality and the nature of the adjustments. Also, adjustments for changes in taxes payable other than income taxes, net, which were included in “Other” in cash flows from operating activities in the previous fiscal year, have been presented separately as “Increase in taxes payable other than income taxes, net” in cash flows from operating activities from the current fiscal year considering, among other things, the increase in materiality of the adjustments during the fiscal year ended March 31, 2023. As a result of these changes in presentation, reclassifications within cash flows from operating activities in the consolidated statements of cash flows for the fiscal years ended March 31, 2021 and 2022 have been made to conform to the presentation for the fiscal year ended March 31, 2023.
As a result, in the consolidated statements of cash flows for the fiscal year ended March 31, 2021 (39,514) million yen, which was previously included in “Other” in cash flows from operating activities, has been reclassified to (75,164) million yen of “Increase in investments and advances in the Financial Services segment” and 16,486 million yen of “Increase in content assets,” and also has been presented separately in 19,164 million yen of “Increase in taxes payable other than income taxes, net” of cash flows from operating activities. In the consolidated statements of cash flows for the fiscal year ended March 31, 2022
(189,295)
 million yen, which was previously included in “Other” in cash flows from operating activities, has been reclassified to
(194,499)
 million yen of “Increase in investments and advances in the Financial Services segment” and
(12,636)
 million yen of “Increase in content assets,” and also has been presented separately in 17,840 million yen of “Increase in taxes payable other than income taxes, net” of cash flows from operating activities.